OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

GE-WMC Mortgage securities, l.l.c.

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2015 to December 31, 2015

Date of Report (Date of filing) February 11, 2016

Commission File Number of securitizer: 025-01098

Central Index Key Number of securitizer: 000135739

Charles E. Rhodes, (203) 229-5564

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

____    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: __________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________

Central Index Key Number of underwriter (if applicable): ________________

Name and telephone number, including area code, of the person[s] to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) is attached as an Exhibit to this Form ABS-15G. Please see Exhibit 99.1 for the related information.

Exhibits

99.1	Table for Form ABS-15G (Repurchase Reporting)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GE-WMC mORTGAGE sECURITIES, L.L.C.

Date: February 11, 2016	/s/ Jim Zollo
Name: Jim Zollo
Title: President
(senior officer in charge of securitization of the securitizer)

EXHIBIT INDEX

Exhibit Number

99.1	Table for Form ABS-15G (Repurchase Reporting)